ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ 13,420	$ 11,677	$ 11,677	$ 1,051
Provision for doubtful accounts	$ 13,500	$ 15,694	74,183	53,249
Deductions/ Write-Offs and Other Charges			(72,440)	(42,623)
Ending balance			$ 13,420	$ 11,677